Shareholder Report, Holdings (Details)	May 31, 2026
C000219256 | Altria Group9320216
Holdings [Line Items]
Percent of Total Investments	5.00%
C000219256 | Philip Morris International9320289
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219256 | Verizon Communications9320309
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219256 | SPDR S&P 500 ETF Trust9320212
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219256 | AT&T9320226
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219256 | Qualcomm9320294
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219256 | PepsiCo9320285
Holdings [Line Items]
Percent of Total Investments	3.60%
C000219256 | Lam Research9320266
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219256 | NVIDIA9320280
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Colgate-Palmolive9320239
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000219256 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219256 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219256 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219256 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219256 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219256 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219256 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219256 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219256 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000219256 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219256 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000219256 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000219253 | Progyny9319835
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | Elevance Health9319614
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | TG Therapeutics9319453
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | DaVita9319599
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | Whitestone REIT9319880
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | EZCORP9319642
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Virtu Financial9319871
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Exelixis9319637
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | UL Solutions9319463
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Sensient Technologies9319427
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219253 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219253 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219253 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219253 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000219253 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219253 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219253 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219253 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219253 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000219253 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219254 | Altria Group9319905
Holdings [Line Items]
Percent of Total Investments	5.00%
C000219254 | Philip Morris International9319978
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219254 | Verizon Communications9320000
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219254 | AT&T9319917
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219254 | Qualcomm9319982
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219254 | PepsiCo9319974
Holdings [Line Items]
Percent of Total Investments	3.60%
C000219254 | Lam Research9319956
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219254 | NVIDIA9319970
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | Colgate-Palmolive9319930
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | Mondelez International9319968
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219254 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219254 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219254 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219254 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219254 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219254 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219254 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219254 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000219254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000219254 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000219254 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000219255 | Horace Mann Educators9320099
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219255 | Enact Holdings9320064
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219255 | Innoviva9320104
Holdings [Line Items]
Percent of Total Investments	2.10%
C000219255 | HCI Group9320096
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219255 | Cal-Maine Foods9320032
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219255 | Pitney Bowes9320152
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219255 | Progyny9320158
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219255 | StoneX Group9320175
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219255 | NetScout Systems9320134
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219255 | Catalyst Pharmaceuticals9320047
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219255 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219255 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219255 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219255 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000219255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000219255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000226842 | Alphabet9320225
Holdings [Line Items]
Percent of Total Investments	6.10%
C000226842 | Apple9320229
Holdings [Line Items]
Percent of Total Investments	5.80%
C000226842 | NVIDIA9320325
Holdings [Line Items]
Percent of Total Investments	5.60%
C000226842 | Microsoft9320315
Holdings [Line Items]
Percent of Total Investments	5.20%
C000226842 | Eli Lilly9320271
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226842 | Visa9320375
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226842 | Palantir Technologies9320330
Holdings [Line Items]
Percent of Total Investments	4.30%
C000226842 | Costco Wholesale9320265
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226842 | Mastercard9320312
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226842 | Walmart9320380
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226842 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000226842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000226842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000226842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000226842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000226842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000226842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000226842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000226842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%